March 3, 2006

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen International Trust (the "Trust")

Evergreen Emerging Markets Growth Fund

Evergreen Global Large Cap Equity Fund

Evergreen Global Opportunities Fund

Evergreen International Equity Fund

Evergreen Precious Metals Fund (the "Funds")
Post-Effective Amendment No. 28 to Registration Statement
No. 333-42195/811-08553

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
"Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 28 to Registration Statement No. 333-42195/811-08553) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 28, 2006.

If you have any questions or would like further information, please call me at (617) 210-3681.

Very truly yours,

/s/ Kate Mohrfeld

Kate Mohrfeld